Share-based payment arrangements (Tables)	12 Months Ended
Dec. 31, 2023
Texts Block [Abstract]
Summary of Reconciliation of Outstanding Share Options

The number and weighted-average exercise prices of Share Options granted under the 2021 GHL Plan since its establishment as a replacement of the GHI 2018 Plan and GHI 2015 Plan were as follows:

	Number of Share Options *	Weighted average exercise price per share	Weighted-average remaining contractual life
	’000	$	(in years)
Reverse Recapitalization replacement issuance under the 2021 GHL Plan (see table below on option granted under GHI 2018 Plan and GHI 2015 Plan)	53,307	1.97	7.41
Exercised	(188)	0.81
Canceled and forfeited	(23)	1.73
As of December 31, 2021	53,096	1.98	7.81
Issued for acquisition of non-controlling interests	17,910	2.26
Exercised	(12,846)	1.31
Canceled and forfeited	(3,223)	2.15
As of December 31, 2022	54,937	2.22	7.22
Exercised	(2,446)	1.55
Canceled and forfeited	(3,899)	3.29
As of December 31, 2023	48,592	2.17	5.74

	Number of Share Options *	Weighted average exercise price per share
Exercisable as at 31 December	’000	$
2022	32,021	2.10
2023	44,047	2.19

The Share Options outstanding as at December 31, 2023 had an exercise price in the range of $0.28 to $4.03 (2022: $0.28 to $4.03). As at December 31, 2023 and December 31, 2022, certain share options exercised had not yet been registered as ordinary shares.

The number and weighted-average exercise prices of Share Options under the GHI 2018 Plan and GHI 2015 Plan and as replaced by the 2021 GHL Plan were as follows:

	Number of Share Options *	Weighted average exercise price per share *	Weighted-average remaining contractual life
	’000	$	(in years)
As of January 1, 2021	114,243	1.17	7.54
Granted	2,848	1.29
Exercised	(62,220)	0.81
Canceled and forfeited	(1,564)	1.04
Effect of replacement of GHI 2018 Plan and GHI 2015 Plan with 2021 GHL Plan as a part of Reverse Recapitalization	(53,307)	1.97
As of December 31, 2021	—	—	—

* The number and exercise price of share options reflect the exchange ratio to receive 1.3032888 GHL Ordinary Shares for each GHI Share.

Summary of Reconciliation of Outstanding RSUs

The number of unvested RSUs issued under the 2021 GHL Plan were as follows:

Number of unvested restricted share units
2021 GHL Plan	’000
Reverse Recapitalization replacement issuance under the 2021 GHL Plan (see table below for restricted share units granted under the GHI 2018 Plan and GHI 2015 Plan)	66,457
Vested	(330)
Canceled and forfeited	(1,481)
As of December 31, 2021	64,646
Granted	109,016
Vested	(24,343)
Canceled and forfeited	(17,554)
As of December 31, 2022	131,765
Granted	93,731
Vested	(58,348)
Canceled and forfeited	(34,716)
As of December 31, 2023	132,432

As at December 31, 2023 and 2022 certain RSUs had vested but were not yet registered as ordinary shares.

The number of unvested RSUs issued under the GHI 2018 Plan and GHI 2015 Plan and as replaced by the 2021 GHL Plan were as follows:

Number of unvested restricted share units *
GHI 2018 Plan and GHI 2015 Plan	’000
As of January 1, 2021	36,546
Granted	47,895
Vested	(11,783)
Canceled and forfeited	(6,201)
Effect of replacement of GHI 2018 Plan and GHI 2015 Plan with 2021 GHL Plan as a part of the Reverse Recapitalization	(66,457)
As of December 31, 2021	—

* The number of RSUs reflect the exchange ratio to receive 1.3032888 GHL Ordinary Shares for each GHI Share.

Summary of Share-based Payment Expenses

The following table summarizes total share-based payment expense by function for the years ended December 31, 2023 , December 31, 2022 and December 31, 2021:

	2023	2022	2021
(in $ millions)	$	$	$
Cost of revenue	48	60	42
Sales and marketing	12	14	11
Research and development	97	124	89
General and administrative	147	214	215
Total	304	412	357

Summary of Measurement of Fair Values - Share Options

The fair value of the Share Options has been measured using the Black-Scholes option-pricing model based on the value of ordinary shares. A summary of the measurement of the fair values and inputs at grant date is as follow:

2021
Fair value at grant date (weighted average)*	$8.95
Share price at grant date (weighted average)*	$9.97
Exercise price at grant date (weighted average)*	$1.29
Expected volatility (weighted average)	61.57%
Expected terms (years) (weighted average)	6.2
Expected dividend (weighted average)	0%
Risk-free interest rate (weighted average)	1.24%